In Process Research And Development And Deferred Tax Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Jan. 08, 2019
In Process Research And Development [Line Items]
In-process research and development	$ 117,388	$ 117,388
Deferred tax liability	24,050	21,604	$ 19,800
IMM 60 IOX Melanoma & Lung Cancers [Member]
In Process Research And Development [Line Items]
In-process research and development	84,213	84,213
IMM 65 IOX Ovarian/Prostate Cancers [Member]
In Process Research And Development [Line Items]
In-process research and development	32,997	32,997
Oncomer Saugatuck DNA Aptamers [Member]
In Process Research And Development [Line Items]
In-process research and development	$ 178	$ 178